Label	Element	Value
West Hills Tactical Core Fund
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1276.41%
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Frank Value Fund
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.60%
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.36%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.32%)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown in the table are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frankfunds.com
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Camelot Event Driven Fund
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	291.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.51%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.73%)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown in the table are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-318-2804
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter